              As filed with the Securities and Exchange Commission
                              on February 4, 1997
                                                               File No. 33-11981
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    (x)

     Pre-Effective Amendment No.                                           ( )
                                 -------

     Post-Effective Amendment No.    12                                    (x)
                                  -------


                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            (x)

     Amendment No. 15
                   --

                     COLORADO BONDSHARES-A TAX-EXEMPT FUND
               (Exact name of registrant as specified in charter)
       (Formerly, Hanifen, Imhoff Colorado BondShares A Tax-Exempt Fund)

          Suite 1150, 1200 Seventeenth Street, Denver, Colorado  80202
              (Address of principal executive offices) (Zip Code)

              Registrant's Telephone Numbers, including Area Code:
                                 (303) 572-6990
                       (800) 525-9989 (Outside of Denver)

                               Fred R. Kelly, Jr.
                      Suite 1150, 1200 Seventeenth Street
                          Denver, Colorado 80202
                    (Name and address of agent for service)

                                    Copy to:

                           Robert J. Ahrenholz, Esq.
                            Deborah A. Schultz, Esq.
                                   Kutak Rock
                       717 Seventeenth Street, Suite 2900
                            Denver, Colorado  80202

     It is proposed that this filing will become effective (check appropriate line):

 (x) immediately upon filing pursuant to paragraph (b).
 ( ) on (date) pursuant to paragraph (b).
 ( ) 60 days after filing pursuant to paragraph (a)(i).
 ( ) on (date) pursuant to paragraph (a)(i).
 ( ) 75 days after filing pursuant to paragraph (a)(ii).
 ( ) on (date) pursuant to paragraph (a)(ii) of Rule 485.

     If appropriate check the following box:

 ( ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. A Rule 24f-2 Notice for the fiscal year ended September 30, 1996 was filed on November 29, 1996.
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Incorporation by Reference.

     Colorado Bondshares A Tax-Exempt Fund hereby incorporates by reference its Post-Effective Amendment to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 28, 1997.





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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement and its Registration Statement filed on January 28, 1997 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 4th day of February, 1997.

                                   COLORADO BONDSHARES A TAX-EXEMPT FUND


                                   By: /s/ Andrew B. Shaffer
                                      ----------------------------------------
                                           Andrew B. Shaffer, Secretary
                                           and Treasurer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 Name                 Capacity             Date
        /s/ George N. Donnelly   Chairman of the     February 4, 1997
       ------------------------  Board, President
       George N. Donnelly        and Trustee

        /s/ Andrew B. Shaffer    Treasurer and       February 4, 1997
       ------------------------  Secretary
       Andrew B. Shaffer